Intangible assets - Narrative (Details) - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 61,700,000	SFr 67,400,000	SFr 64,600,000	SFr 70,300,000
Research and development expense	3,200,000	SFr 4,800,000
Impairment loss recognised in profit or loss, goodwill	0		0
Goodwill expected to be deductible for tax purposes	0
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 700,000		SFr 300,000